Form N-1A Cover	Mar. 19, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Rayliant Funds Trust
Entity Central Index Key	0002061770
Entity Investment Company Type	N-1A
Document Creation Date	Mar. 19, 2026
Document Effective Date	Mar. 19, 2026
Document Period End Date	Mar. 19, 2026
Prospectus Date	Jan. 22, 2026